Shareholder Report, Average Annual Return (Details)	12 Months Ended	41 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000023754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	4.33%		8.32%	8.97%
C000023756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.28%		8.66%	8.89%
C000023757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000211115
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000023758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	0.44%		0.39%	2.26%
C000023760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	1.93%		0.25%	1.92%
C000023761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000195930
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000023770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	0.20%		3.20%	4.84%
C000023771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.96%		3.55%	4.77%
C000170082
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000235278
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000023762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(2.64%)		8.26%	12.64%
C000023764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	1.15%		8.62%	12.57%
C000023765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000195931
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000023774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	3.52%		8.38%	9.22%
C000023775
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.40%		8.74%	9.14%
C000099328
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000235280
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000023772
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.09%		6.11%	7.27%
C000023773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.93%		6.44%	7.21%
C000099327
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000235279
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000235426
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(0.31%)	5.96%
C000235427
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.35%	6.82%
C000235428
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000235425
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000023754
Average Annual Return [Line Items]
Average Annual Return, Percent	10.12%		9.49%	9.56%
Without Sales Load [Member] | C000023756
Average Annual Return [Line Items]
Average Annual Return, Percent	9.28%		8.66%	8.89%
Without Sales Load [Member] | C000023757
Average Annual Return [Line Items]
Average Annual Return, Percent	10.38%		9.75%	9.87%
Without Sales Load [Member] | C000211115
Average Annual Return [Line Items]
Average Annual Return, Percent	10.45%		9.81%	9.90%
Without Sales Load [Member] | C000023758
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%		1.05%	2.59%
Without Sales Load [Member] | C000023760
Average Annual Return [Line Items]
Average Annual Return, Percent	2.92%		0.25%	1.92%
Without Sales Load [Member] | C000023761
Average Annual Return [Line Items]
Average Annual Return, Percent	4.03%		1.26%	2.84%
Without Sales Load [Member] | C000195930
Average Annual Return [Line Items]
Average Annual Return, Percent	4.10%		1.32%	2.89%
Without Sales Load [Member] | C000023770
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%		4.33%	5.40%
Without Sales Load [Member] | C000023771
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%		3.55%	4.77%
Without Sales Load [Member] | C000170082
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%		4.58%	5.68%
Without Sales Load [Member] | C000235278
Average Annual Return [Line Items]
Average Annual Return, Percent	6.01%		4.63%	5.70%
Without Sales Load [Member] | C000023762
Average Annual Return [Line Items]
Average Annual Return, Percent	2.76%		9.43%	13.25%
Without Sales Load [Member] | C000023764
Average Annual Return [Line Items]
Average Annual Return, Percent	2.01%		8.62%	12.57%
Without Sales Load [Member] | C000023765
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%		9.71%	13.58%
Without Sales Load [Member] | C000195931
Average Annual Return [Line Items]
Average Annual Return, Percent	3.09%		9.78%	13.63%
Without Sales Load [Member] | C000023774
Average Annual Return [Line Items]
Average Annual Return, Percent	9.24%		9.56%	9.81%
Without Sales Load [Member] | C000023775
Average Annual Return [Line Items]
Average Annual Return, Percent	8.40%		8.74%	9.14%
Without Sales Load [Member] | C000099328
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%		9.83%	10.09%
Without Sales Load [Member] | C000235280
Average Annual Return [Line Items]
Average Annual Return, Percent	9.54%		9.86%	10.11%
Without Sales Load [Member] | C000023772
Average Annual Return [Line Items]
Average Annual Return, Percent	7.76%		7.25%	7.85%
Without Sales Load [Member] | C000023773
Average Annual Return [Line Items]
Average Annual Return, Percent	6.93%		6.44%	7.21%
Without Sales Load [Member] | C000099327
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%		7.52%	8.14%
Without Sales Load [Member] | C000235279
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%		7.55%	8.15%
Without Sales Load [Member] | C000235426
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%	7.62%
Without Sales Load [Member] | C000235427
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	6.82%
Without Sales Load [Member] | C000235428
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%	7.90%
Without Sales Load [Member] | C000235425
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	7.88%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.75%		15.98%	15.02%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.75%		15.98%	15.02%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.75%		15.98%	15.02%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.75%		15.98%	15.02%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%		0.08%	2.26%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%		0.08%	2.26%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%		0.08%	2.26%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%		0.08%	2.26%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)	1.84%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%		16.46%	15.29%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%		16.46%	15.29%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%		16.46%	15.29%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%		16.46%	15.29%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.73%	14.70%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.73%	14.70%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.73%	14.70%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.73%	14.70%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.73%	14.70%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.73%	14.70%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.73%	14.70%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.73%	14.70%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	16.19%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	16.19%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	16.19%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	16.19%
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Average Annual Return, Percent	11.78%		9.35%	9.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)	1.84%
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Average Annual Return, Percent	11.78%		9.35%	9.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)	1.84%
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Average Annual Return, Percent	11.78%		9.35%	9.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)	1.84%
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Average Annual Return, Percent	11.78%		9.35%	9.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)	1.84%
EATON VANCE Index: Calvert Conservative Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Blended Benchmark
Average Annual Return, Percent	7.85%		4.65%	5.82%
EATON VANCE Index: Calvert Conservative Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Blended Benchmark
Average Annual Return, Percent	7.85%		4.65%	5.82%
EATON VANCE Index: Calvert Conservative Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Blended Benchmark
Average Annual Return, Percent	7.85%		4.65%	5.82%
EATON VANCE Index: Calvert Conservative Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Blended Benchmark
Average Annual Return, Percent	7.85%		4.65%	5.82%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	25.53%		17.56%	18.81%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	25.53%		17.56%	18.81%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	25.53%		17.56%	18.81%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	25.53%		17.56%	18.81%
EATON VANCE Index: Calvert Growth Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Allocation Blended Benchmark
Average Annual Return, Percent	15.79%		12.52%	11.56%
EATON VANCE Index: Calvert Growth Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Allocation Blended Benchmark
Average Annual Return, Percent	15.79%		12.52%	11.56%
EATON VANCE Index: Calvert Growth Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Allocation Blended Benchmark
Average Annual Return, Percent	15.79%		12.52%	11.56%
EATON VANCE Index: Calvert Growth Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Allocation Blended Benchmark
Average Annual Return, Percent	15.79%		12.52%	11.56%
EATON VANCE Index: Calvert Moderate Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Blended Benchmark
Average Annual Return, Percent	12.16%		8.98%	9.05%
EATON VANCE Index: Calvert Moderate Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Blended Benchmark
Average Annual Return, Percent	12.16%		8.98%	9.05%
EATON VANCE Index: Calvert Moderate Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Blended Benchmark
Average Annual Return, Percent	12.16%		8.98%	9.05%
EATON VANCE Index: Calvert Moderate Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Blended Benchmark
Average Annual Return, Percent	12.16%		8.98%	9.05%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.44%	10.44%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.44%	10.44%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.44%	10.44%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.44%	10.44%